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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 1997

                                                       Registration No. 33-43052
                                                       Registration No. 811-6321

                       ----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / /
                      Pre-Effective Amendment No.   / /
                     Post-Effective Amendment No.  3   /X/

                                     AND/OR

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
                            Amendment No.  12    /X/

                                    --------

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                       of
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (609)282-1429

                          BARRY G. SKOLNICK, ESQUIRE
                   Senior Vice President and General Counsel
                      Merrill Lynch Life Insurance Company
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Name and Address of Agent for Service)

                                    Copy to:
                           STEPHEN E. ROTH, ESQUIRE
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2404

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on            , pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on          , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite amount of securities has been registered under the Securities Act of 1933 by this Registration Statement. The Rule 24f-2 notice for fiscal year 1996 was filed on February 26, 1997.
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This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 of the Merrill Lynch Life Variable Annuity Separate Account filed April 30, 1993 (File Nos. 33-43052, 811-6321), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 to the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 31st day of July, 1997.

ATTEST:                              MERRILL LYNCH LIFE VARIABLE ANNUITY
                                     SEPARATE ACCOUNT
                                                      (Registrant)


/s/ Edward W. Diffin, Jr             By:  /s/ Barry G. Skolnick
---------------------------------        --------------------------------------
Edward W. Diffin, Jr.                          Barry G. Skolnick
Vice President and Senior Counsel              Senior Vice President of
                                                Merrill Lynch Life Insurance
                                                 Company


ATTEST:                              MERRILL LYNCH LIFE INSURANCE COMPANY
                                                              (Depositor)


/s/ Edward W. Diffin, Jr.            By:   /s/ Barry G. Skolnick
---------------------------------         -------------------------------------
Edward W. Diffin, Jr.                           Barry G. Skolnick
Vice President and Senior Counsel                Senior Vice President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 31, 1997.

                 SIGNATURE                                            TITLE
                 ---------                                            -----
       *                                                Chairman of the Board, President, and
----------------------------------------                 Chief Executive Officer
Anthony J. Vespa


       *                                                Director, Senior Vice President, Chief Financial
----------------------------------------                 Officer, Chief Actuary, and Treasurer
Joseph E. Crowne, Jr.


       *                                                Director, Senior Vice President and Chief
----------------------------------------                 Investment Officer
David M. Dunford

       *                                                Director and Senior Vice President
----------------------------------------
Gail R. Farkas


By:  /s/ Barry G. Skolnick                              In his own capacity as Director, Senior Vice President,
    ------------------------------------                 General Counsel, and Secretary and as Attorney-In-Fact
           Barry G. Skolnick